Derivative Instruments - Credit and Liquidity Risk and Related Contingent Features (Details 3) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Credit and liquidity risk, credit-related contingent features
Net derivative payables containing collateral or termination feature, Fair Value	$ 15,400,000,000
Net derivative payables posted collateral	11,200,000,000
Current credit risk of derivative receivables
Fair value related to derivative receivables	1,392,372,000,000	1,529,412,000,000
Netting adjustment offsetting receivables	(1,248,243,000,000)	(1,376,969,000,000)
Netting adjustment cash collateral received	(66,746,000,000)	(71,962,000,000)
Carrying value of derivative trading assets	77,383,000,000	80,481,000,000
Fair value related to derivative payables	1,347,276,000,000	1,485,109,000,000
Netting adjustment offsetting payables	(1,248,243,000,000)	(1,376,969,000,000)
Netting adjustment cash collateral paid	(35,365,000,000)	(38,921,000,000)
Carrying value of derivative trading liabilities	63,668,000,000	69,219,000,000
Total collateral for derivative transactions
Netting adjustment cash collateral received	66,746,000,000	71,962,000,000
Other cash and liquid security collateral held	16,500,000,000	16,500,000,000
Additional collateral and security collateral held	22,300,000,000	18,000,000,000
Total collateral held for derivative transations	105,500,000,000	106,500,000,000
Netting adjustment cash collateral paid	35,365,000,000	38,921,000,000
Other cash and liquid security collateral pledged	12,500,000,000	10,900,000,000
Additional collateral and security collateral pledged	10,000,000,000	8,500,000,000
Total collateral pledged for derivative transactions	57,900,000,000	58,300,000,000
Single-notch ratings downgrade
Credit and liquidity risk, credit-related contingent features
Additional collateral to be posted by the Firm as the impact of ratings downgrades	1,400,000,000
Additional assets required to settle trades as the impact of ratings downgrades	430,000,000
Two-notch ratings downgrade
Credit and liquidity risk, credit-related contingent features
Additional collateral to be posted by the Firm as the impact of ratings downgrades	2,800,000,000
Additional assets required to settle trades as the impact of ratings downgrades	$ 930,000,000